Camelot Event Driven Fund Investment Objectives and Goals - Camelot Event Driven Fund	Nov. 01, 2024
Prospectus [Line Items]
Objective [Heading]	Investment Objective.
Objective, Primary [Text Block]	The Camelot Event-Driven Fund’s (the “Fund”) investment objective is to provide long-term growth of capital.
Expense Heading [Optional Text]	Fees and Expenses.
Expense Narrative [Text Block]

This table describes fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Frank Funds (the “Trust”).  More information about these and other discounts is available from your financial professional and in the “Reduction or Waiver of Front-End Sales Charges” section on page 23 of the Fund’s Prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables or the examples below.

Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment)
Shareholder Fees [Table]
	Class A	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	2.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price) (1)	1.00%	None
Redemption Fee (as a percentage of amount redeemed on shares held less than 5 business days)	2.00%	2.00%

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses [Table]
	Class A	Institutional Class
Management Fees	1.30%	1.30%
Distribution (12b-1) Fees	0.25%	None
Total Other Expenses	0.56%	0.54%
Shareholder Servicing Fees	0.10%	0.10%
Dividends on Short Positions	0.00%	0.00%
Remaining Other Expenses	0.46%	0.44%
Total Annual Fund Operating Expenses	2.11%	1.84%
Fee Waiver and/or Expense Reimbursement (2)	0.09%	0.07%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.02%	1.77%

(1)	The 1.00% maximum deferred sales charge may be assessed in the case of investments at or above the $250,000 breakpoint (where you do not pay an initial sales charge) on shares redeemed within 18 months of purchase.
(2)	Camelot Event-Driven Advisors, LLC (the “Adviser”), has contractually agreed to waive its management fees and/or assume expenses to the extent necessary to reduce the Total Annual Fund Operating Expenses (exclusive of any front-end or contingent deferred loads, taxes, all interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses, and extraordinary expenses such as litigation) when they exceed 1.74% of the Fund’s average daily net assets (the “Annualized Expense Ratio”). This agreement will continue in effect until October 31, 2025. Any waivers and reimbursements made by the Adviser to the Fund are subject to recoupment by the Adviser within three (3) years following the date of such waiver or reimbursement, provided that such recoupment does not cause the Total Annual Fund Operating Expenses to exceed the Annualized Expense Ratio in effect at the time of the (i) fee waiver and/or expense assumption, or (ii) the fee recoupment. This agreement shall be terminated upon the termination of the advisory agreement or, with respect to the Fund, in the event of its merger or liquidation.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, With Redemption [Table]
	1 Year	3 Years	5 Years	10 Years
Class A	$205	$652	$1,126	$2,434
Institutional Class	$180	$572	$989	$2,153

Portfolio Turnover [Heading]	Portfolio Turnover.
Portfolio Turnover [Text Block]

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48% of the average value of its portfolio.

Portfolio Turnover, Rate	48.00%
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]

To achieve the Fund’s investment objective, the Adviser invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations, or similar events (“corporate reorganizations”). A variety of strategies can be employed to capitalize on the mispricing of corporate securities during corporate reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. In addition, the Fund may invest in a variety of debt instruments, including U.S. Government securities and structured notes.

•	Merger Arbitrage. The Fund invests in the securities of companies subject to publicly announced corporate reorganizations.
•	Capital Structure Arbitrage. A variety of strategies can be employed to capitalize on the mispricing of corporate securities during reorganizations, including transactions involving common and preferred stock, debt instruments and derivative securities. Many companies issue different types of securities in addition to equity securities, and sometimes issue different types of equity securities. Capital structure arbitrage involves investing in two different types of securities issued by the same company if they are believed to be mispriced relative to each other. The securities typically differ in their voting rights, dividend or interest rates and rights, liquidation preference, liquidity in the financial markets, seniority or other factors. Typically, one of these securities is purchased, while the other is sold short. The profit or loss realized by the Fund will depend on the relative price performance of the two securities as well as their relative dividends rates.
•	Distressed Securities Investments. The Fund invests in distressed securities, which are securities of companies that are in or believed to be near bankruptcy or whose securities are otherwise undergoing extreme financial situations that put the continuation of the issuer as a going concern at risk. Distressed securities include below investment-grade securities.
•	Special Situation Securities. The Fund may also invest in “special situation” securities when the Fund’s Adviser believes such investments will benefit the Fund. A special situation arises when, in the Adviser’s opinion, the securities of a company will experience an unusual gain or loss solely by reason of a development particularly or uniquely applicable to that company. Such situations include, but are not limited to: material litigation, technological breakthroughs and new management or management policies, spin-offs, break-ups, or divestitures. Special situation investments may include illiquid or restricted securities, such as private equity investments, and initial public offerings.

•	Activist Investments. The Fund invests in securities of issuers that in the opinion of the Adviser may become subject to a change of control fight. These are typically proxy fights by minority investors seeking to have their representatives elected to the board of trustees or directors, often with the intention of replacing existing management, new capital allocation policies, or selling the company. Profits are expected from the eventual success of the new board of trustees or directors in increasing the company’s value. The Fund may invest with the intention of participating actively in the change of control, or staying passive. Although some of the companies the Fund targets as an “activist investment” may be considered potential candidates for a merger takeover, proxy fights differ from merger arbitrage in that no concrete acquisition may have been proposed yet, and may not be proposed in the future.
•	Short Sales. The Fund may invest up to 50% of its net assets in short sales on equities at any given time.
•	Debt Instruments. The Fund may invest in all types of fixed-income securities including convertible debt, options, as well as privately negotiated options. The Fund may invest without restriction as to credit rating, maturity or duration. The Fund may purchase below investment grade securities, commonly referred to as “junk.”
•	Tactical Allocation. Because the Fund is a tactical allocation fund, the assets of the Fund will shift on a short-term basis to take advantage of perceived differences in relative values of the various asset classes in which the Fund invests. The Fund will tactically allocate capital among a diverse range of trading strategies and markets, wherever the Adviser perceives opportunity.
•	Foreign Securities Investments. The Fund may invest in securities of foreign issuers, securities traded principally in securities markets outside the United States, U.S. traded securities of foreign issuers and/or securities denominated in foreign currencies (together, “foreign securities”). The Fund may seek exposure to foreign securities by investing in Depositary Receipts.
•	Derivative Instruments (Including Options and Swaps). The event arbitrage strategy employed by the Fund may include the use of derivatives. Options and swaps may be used for hedging purposes, as a substitute for investments in the underlying securities, to increase or decrease exposure (leverage), or for the purpose of generating income. The Fund may buy call or put options to implement its principal investment strategies. The Fund may write (sell) call options on securities that it owns. This allows the Fund to generate income on securities that the Adviser believes have a low likelihood of appreciating significantly until the option expiration. Similarly, options may be written (sold) if the Adviser is willing to purchase the underlying securities at a lower price. Hedging through derivatives may be done on underlying securities such as individual securities, market indices, as well as foreign currency or commodity exposure. Options contracts may be used to decrease (hedge) or increase market exposure, exposure to specific securities or exposure to other factors that may influence an event.

Some of these strategies involve the use of arbitrage, which involves taking advantage of small price differences between two otherwise equivalent assets. As compared with conventional investing, the Adviser considers the Fund’s investment strategies to be less dependent on the overall direction of stock prices.

In managing the Fund, the Adviser may engage in frequent buying and selling, resulting in a high portfolio turnover rate.

Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The following bar chart displays the annual return of the Fund over the past ten years. The bar chart also illustrates the variability of the performance from year to year and provides some indication of the risks of investing in the Fund by comparing the Fund’s performance with a broad-based securities market index and supplemental index. Fund performance shown does not reflect Class A Shares sales charges. Performance would be lower if sales charges were included. Past performance does not guarantee or predict future results. The Fund acquired all of the assets and liabilities of Quaker Event Arbitrage Fund (the “Predecessor Fund”), a former series of Quaker Investment Trust, in a tax-free reorganization on June 22, 2018. In connection with this acquisition, shares of the Predecessor Fund’s Class A, Class C and Institutional Class Shares were exchanged for Class A, Class A and Institutional Class Shares of the Fund, respectively. The Predecessor Fund had an investment objective and strategies that were, in all material respects, the same as those of the Fund, and was managed in a manner that, in all material respects, complied with the investment guidelines and restrictions of the Fund. The performance information set forth below reflects the historical performance for the period after June 22, 2018 and for the Predecessor Fund shares for periods prior to June 22, 2018. Updated performance information will be available at no cost by calling 1-855-318-2804.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee or predict future results
Performance Availability Phone [Text]	1-855-318-2804
Bar Chart [Heading]	Annual Total Returns (For the calendar years ended December 31)
Bar Chart Closing [Text Block]

During the period shown, the Fund’s highest return for a quarter was 35.55% during the third quarter 2020, and the Fund’s lowest return was -26.97% during the first quarter 2020. The Fund’s Class A shares’ total year-to-date return through September 30, 2024 was 6.68% on a load-waived basis.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return, Date	Sep. 30, 2020
Highest Quarterly Return	35.55%
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return, Date	Mar. 31, 2020
Lowest Quarterly Return	(26.97%)
Bar Chart [Table]
Performance Table Footnotes

*	Performance information prior to June 7, 2010 represents that of the Pennsylvania Avenue Event-Driven Fund (the “Pennsylvania Avenue Fund”) a series of the Pennsylvania Avenue Funds. On June 7, 2010, the Pennsylvania Avenue Fund was reorganized into the Quaker Event Arbitrage Fund (the “Reorganization”). Prior to the Reorganization, the Fund had no assets or liabilities. The Quaker Event Arbitrage Fund had investment objectives, strategies and policies substantially similar to those of the Pennsylvania Avenue Fund, which was managed by one of the Fund’s Portfolio Managers, Thomas Kirchner.
**	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for only one class; after-tax returns for the other class will vary.
***	The HFRX Event-Driven Index is comprised of daily-reporting liquid alternative UCITS funds. Event driven managers maintain positions in companies currently or prospectively involved in corporate transactions of a wide variety, including but not limited to mergers, restructurings, financial distress, tender offers, shareholder buybacks, debt exchanges, security issuance, or other capital structure adjustments. Investors cannot invest directly in an index or benchmark.

Performance Table Closing [Text Block]

The HFRX Event-Driven Index was selected as the Fund’s primary benchmark because it is comprised of multiple hedge fund strategies including event-driven and distressed securities, similar to the strategy of the Fund.

Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts
Performance Table Heading	Performance Table* Average Annual Total Returns (For periods ended December 31, 2023)
Performance [Table]
	One Year	Five Year	Ten Year
Class A Return Before Taxes	-3.38%	10.91%	6.96%
Class A Return After Taxes on Distributions**	-5.75%	9.72%	5.48%
Class A Return After Taxes on Distributions and Sale of Fund Shares	-2.00%	8.33%	4.88%
HFRX Event-Driven Index***	0.47%	2.31%	0.44%
	One Year	Five Year	Ten Year
Institutional Class Return Before Taxes (Inception Date: June 7, 2010)	2.47%	12.50%	7.87%
Institutional Class Return After Taxes on Distributions	-0.08%	11.28%	6.34%
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	1.46%	9.63%	5.61%
HFRX Event-Driven Index***	0.47%	2.31%	0.44%